OTHER DEPOSIT (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Oct. 12, 2020	Nov. 07, 2019
Interest income in relation to the joint forces deposit	$ 31,413	$ 2,944	$ 19,056
Balance of the joint forces deposit	$ 0	$ 52,960
Company advanced CDN					$ 408,840
Settlement settling the outstanding joint forces deposit				$ 460,626
Interest and principal			8.00%